Committments and contingencies	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies

Note 28 Commitments and contingencies
Commitments
The following table is a summary of our contractual obligations at December 31, 2017 that are due in each of the next five years and thereafter.

	NOTE	2018	2019	2020	2021	2022	THERE- AFTER	TOTAL
Operating leases		312	264	225	175	119	341	1,436
Commitments for property, plant and equipment and intangible assets		1,039	808	614	516	372	808	4,157
Purchase obligations		865	664	550	498	429	903	3,909
Proposed acquisition of Séries+ and Historia specialty channels	3	200	—	—	—	—	—	200
Acquisition of AlarmForce (1)	3	182	—	—	—	—	—	182
Total		2,598	1,736	1,389	1,189	920	2,052	9,884
(1) This commitment was settled on January 5, 2018, upon completion of the acquisition of AlarmForce. See Note 3, Business acquisitions and dispositions for additional details.
BCE’s significant operating leases are for office premises, cellular tower sites, retail outlets and OOH advertising spaces with lease terms ranging from 1 to 50 years. These leases are non-cancellable. Rental expense relating to operating leases was $399 million in 2017 and $353 million in 2016.
Our commitments for property, plant and equipment and intangible assets include program and feature film rights and investments to expand and update our networks to meet customer demand.
Purchase obligations consist of contractual obligations under service and product contracts for operating expenditures and other purchase obligations.

Contingencies
In the ordinary course of business, we become involved in various claims and legal proceedings seeking monetary damages and other relief. In particular, because of the nature of our consumer-facing business, we are exposed to class actions pursuant to which substantial monetary damages may be claimed. Due to the inherent risks and uncertainties of the litigation process, we cannot predict the final outcome or timing of claims and legal proceedings. Subject to the foregoing, and based on information currently available and management’s assessment of the merits of the claims and legal proceedings pending at March 8, 2018, management believes that the ultimate resolution of these claims and legal proceedings is unlikely to have a material and negative effect on our financial statements. We believe that we have strong defences and we intend to vigorously defend our positions.